Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

			Average
			Summary	Average
	Summary		Compensation	Compensation			Net
	Compensation	Compensation	Table Total	Actually Paid	Value of Initial Fixed $100		Income	Adjusted
	Table Total	Actually Paid	for Non-PEO	to Non-PEO	Investment Based on:		(Loss)(7)	EBITDA(8)

Year	for PEO($)(1)	to PEO($)(2)	NEOs($)(3)	NEOs($)(4)	WOW TSR(5)	Peer Group TSR(6)	($ in millions)
2022	5,197,351	(10,547,856)	1,518,679	(1,667,470)	123	75	(2.5)	280.1
2021	5,929,085	20,615,055	1,689,088	4,420,679	290	119	770.5	414.1
2020	5,735,827	11,941,685	1,236,560	2,001,791	144	126	14.4	437.1
(1)	The amounts reported in this column for Ms. Elder are the amounts reported for each respective year in the “Total” column of the Summary Compensation Table.
(2)	The amounts in this column have been calculated in accordance with the requirements of Item 402(v) of Regulation S-K and do not reflect the actual amount of compensation earned or paid in the year presented. For further information regarding the adjustments made to Ms. Elder’s total compensation each year, refer to the “Compensation Actually Paid” table below. Mr. Case acted as Chief Executive Officer effective March 28, 2020 through April 19, 2020 while Ms. Elder was hospitalized with COVID-19. Due to the brief nature of the appointment, Mr. Case has been excluded from the 2020 compensation actually paid to the PEO calculation.
(3)	The amounts in this column represent the average of the “Total” column in the Summary Compensation Table for the Named Executive Officers (“NEOs”) as a group (excluding Ms. Elder) for the year presented. The names of each of the NEOs included for purposes of calculating the average amounts in each year are as follows: (i) for 2022 and 2021, John Rego, Craig Martin, Don Schena, and David Brunick; (ii) for 2020, John Rego, Rich Fish, Craig Martin, Don Schena and David Brunick.
(4)	The amounts in this column represent the average “Compensation Actually Paid” to the NEO’s as a group (excluding Ms. Elder) for the year presented, as calculated in accordance with the requirements of Item 402(v) of Regulation S- K. The amounts do not reflect the average actual amount of compensation earned or paid to the NEOs in the year presented. For further information regarding the adjustments made to each NEO’s total compensation in each year, refer to the “Compensation Actually Paid” table below.
(5)	Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.
(6)	Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The companies included in the peer group used for this purpose are: Comcast Corporation, Charter Communications, Inc, Cable One, Inc, and Altice USA, Inc.
(7)	The amounts represent net income reflected in the Company’s audited financial statements for the applicable year.
(8)	Adjusted EBITDA is defined as net income (loss) before interest expense, income taxes, depreciation and amortization (including impairments), impairment losses on intangibles and goodwill, write-off of any asset, loss on early extinguishment of debt, integration and restructuring expenses and all non-cash charges and expenses (including stock compensation expense) and certain other income and expenses.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote [Text Block]
(1)	The amounts reported in this column for Ms. Elder are the amounts reported for each respective year in the “Total” column of the Summary Compensation Table.
(2)	The amounts in this column have been calculated in accordance with the requirements of Item 402(v) of Regulation S-K and do not reflect the actual amount of compensation earned or paid in the year presented. For further information regarding the adjustments made to Ms. Elder’s total compensation each year, refer to the “Compensation Actually Paid” table below. Mr. Case acted as Chief Executive Officer effective March 28, 2020 through April 19, 2020 while Ms. Elder was hospitalized with COVID-19. Due to the brief nature of the appointment, Mr. Case has been excluded from the 2020 compensation actually paid to the PEO calculation.
(3)	The amounts in this column represent the average of the “Total” column in the Summary Compensation Table for the Named Executive Officers (“NEOs”) as a group (excluding Ms. Elder) for the year presented. The names of each of the NEOs included for purposes of calculating the average amounts in each year are as follows: (i) for 2022 and 2021, John Rego, Craig Martin, Don Schena, and David Brunick; (ii) for 2020, John Rego, Rich Fish, Craig Martin, Don Schena and David Brunick.

Peer Group Issuers, Footnote [Text Block]
(6)	Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The companies included in the peer group used for this purpose are: Comcast Corporation, Charter Communications, Inc, Cable One, Inc, and Altice USA, Inc.

Adjustment To PEO Compensation, Footnote [Text Block]

The following table shows the adjustments made to Total Summary Compensation to calculate Compensation Actually Paid in accordance with the requirements of Item 402(v) of Regulation S-K.

					Change in Fair
					Value of
					Unvested
				Reported	Awards		Fair Value
				Year	Granted	Change in	of Awards that
		Summary	Summary	Stock Awards	Prior to	Fair Value	Failed to	Compensation
		Compensation	Compensation	Granted and	Reported	of Vested	Meet Vesting	Actually
Name	Year	Total($)(1)	Stock Awards($)(1)	Unvested($)(2)	Year($)(3)	Awards ($)(4)	Conditions($)(5)	Paid($)(6)
Pricipal Executive Officer
Teresa Elder
	2022	5,197,351	(3,454,318)	1,631,711	(12,553,954)	(1,368,646)	—	(10,547,856)
	2021	5,929,085	(3,318,809)	4,565,633	11,051,352	2,387,794	—	20,615,055
	2020	5,735,827	(3,904,889)	9,043,713	1,776,746	(709,712)	—	11,941,685
Bill Case(7)
	2020	1,092,059	(536,914)	1,243,492	162,100	(51,600)	—	1,909,137
Non-Principal Executive Officers
John Rego
	2022	2,268,099	(1,494,635)	706,018	(2,194,147)	(202,894)	—	(917,559)
	2021	2,535,550	(1,422,342)	1,956,692	1,532,541	472,693	—	5,075,134
	2020	1,393,567	(992,494)	2,009,470	—	—	—	2,410,543
Rich Fish(8)
	2020	601,237	—	—	—	(373,522)	(440,399)	(212,684)
Craig Martin
	2022	1,302,171	(720,025)	340,117	(2,615,414)	(280,873)	—	(1,974,024)
	2021	1,581,368	(698,506)	960,923	2,281,189	406,086	—	4,531,060
	2020	1,421,766	(821,882)	1,903,477	324,841	(188,648)	—	2,639,554
Don Schena
	2022	1,319,113	(725,551)	342,728	(2,585,223)	(233,361)	—	(1,882,294)
	2021	1,363,809	(690,464)	949,861	2,119,147	385,830	—	4,128,183
	2020	1,402,211	(812,396)	1,881,508	239,801	(82,524)	—	2,628,600
David Brunick
	2022	1,185,334	(665,721)	314,465	(2,496,196)	(233,886)	—	(1,896,004)
	2021	1,275,626	(645,813)	888,435	2,087,271	342,820	—	3,948,339
	2020	1,364,019	(790,269)	1,830,264	248,742	(109,812)	—	2,542,944
(1)	The amounts in these columns are the amounts reported in the “Total” and “Stock Awards” columns, respectively, of the Summary Compensation Table for each respective year.
(2)	The amounts reported represent the end of year fair value of the restricted stock awards, including performance-based equity awards, granted to the NEO’s in each respecive year. The restricted stock awards with only a service condition and the performance-based equity awards with a performance condition are valued based on the year-end closing trading price for the year presented. The performance-based equity awards granted with a market condition are valued utilizing a Monte Carlo simulation for the fair market value as of the end of the year presented.
(3)	The amounts reported represent the change in fair value from the beginning of the period presented to the end of the period presented of all unvested awards excluding those awards granted during the current year. The awards are valued as described in footnote (2).
(4)	The amounts reported represent the change in fair value from the end of the prior period presented to the vesting date of all awards vested during the year presented.
(5)	The amounts reported represent the fair value at the end of the prior year presented of awards granted in prior years that are determined to fail to meet the applicable vesting conditions (i.e., are forfeited).
(6)	Compensation Actually Paid does not reflect the actual amount of compensation earned or paid in the year presented.
(7)	Mr. Case acted as Chief Executive Officer effective March 28, 2020 through April 19, 2020 while Ms. Elder was hospitalized with COVID-19.
(8)	Mr. Fish’s Compensation Actually Paid is representative of his departure from the Company effective April 1, 2020.

Non-PEO NEO Average Total Compensation Amount	$ 1,518,679	$ 1,689,088	$ 1,236,560
Non-PEO NEO Average Compensation Actually Paid Amount	$ (1,667,470)	4,420,679	2,001,791
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

The following table shows the adjustments made to Total Summary Compensation to calculate Compensation Actually Paid in accordance with the requirements of Item 402(v) of Regulation S-K.

					Change in Fair
					Value of
					Unvested
				Reported	Awards		Fair Value
				Year	Granted	Change in	of Awards that
		Summary	Summary	Stock Awards	Prior to	Fair Value	Failed to	Compensation
		Compensation	Compensation	Granted and	Reported	of Vested	Meet Vesting	Actually
Name	Year	Total($)(1)	Stock Awards($)(1)	Unvested($)(2)	Year($)(3)	Awards ($)(4)	Conditions($)(5)	Paid($)(6)
Pricipal Executive Officer
Teresa Elder
	2022	5,197,351	(3,454,318)	1,631,711	(12,553,954)	(1,368,646)	—	(10,547,856)
	2021	5,929,085	(3,318,809)	4,565,633	11,051,352	2,387,794	—	20,615,055
	2020	5,735,827	(3,904,889)	9,043,713	1,776,746	(709,712)	—	11,941,685
Bill Case(7)
	2020	1,092,059	(536,914)	1,243,492	162,100	(51,600)	—	1,909,137
Non-Principal Executive Officers
John Rego
	2022	2,268,099	(1,494,635)	706,018	(2,194,147)	(202,894)	—	(917,559)
	2021	2,535,550	(1,422,342)	1,956,692	1,532,541	472,693	—	5,075,134
	2020	1,393,567	(992,494)	2,009,470	—	—	—	2,410,543
Rich Fish(8)
	2020	601,237	—	—	—	(373,522)	(440,399)	(212,684)
Craig Martin
	2022	1,302,171	(720,025)	340,117	(2,615,414)	(280,873)	—	(1,974,024)
	2021	1,581,368	(698,506)	960,923	2,281,189	406,086	—	4,531,060
	2020	1,421,766	(821,882)	1,903,477	324,841	(188,648)	—	2,639,554
Don Schena
	2022	1,319,113	(725,551)	342,728	(2,585,223)	(233,361)	—	(1,882,294)
	2021	1,363,809	(690,464)	949,861	2,119,147	385,830	—	4,128,183
	2020	1,402,211	(812,396)	1,881,508	239,801	(82,524)	—	2,628,600
David Brunick
	2022	1,185,334	(665,721)	314,465	(2,496,196)	(233,886)	—	(1,896,004)
	2021	1,275,626	(645,813)	888,435	2,087,271	342,820	—	3,948,339
	2020	1,364,019	(790,269)	1,830,264	248,742	(109,812)	—	2,542,944
(1)	The amounts in these columns are the amounts reported in the “Total” and “Stock Awards” columns, respectively, of the Summary Compensation Table for each respective year.
(2)	The amounts reported represent the end of year fair value of the restricted stock awards, including performance-based equity awards, granted to the NEO’s in each respecive year. The restricted stock awards with only a service condition and the performance-based equity awards with a performance condition are valued based on the year-end closing trading price for the year presented. The performance-based equity awards granted with a market condition are valued utilizing a Monte Carlo simulation for the fair market value as of the end of the year presented.
(3)	The amounts reported represent the change in fair value from the beginning of the period presented to the end of the period presented of all unvested awards excluding those awards granted during the current year. The awards are valued as described in footnote (2).
(4)	The amounts reported represent the change in fair value from the end of the prior period presented to the vesting date of all awards vested during the year presented.
(5)	The amounts reported represent the fair value at the end of the prior year presented of awards granted in prior years that are determined to fail to meet the applicable vesting conditions (i.e., are forfeited).
(6)	Compensation Actually Paid does not reflect the actual amount of compensation earned or paid in the year presented.
(7)	Mr. Case acted as Chief Executive Officer effective March 28, 2020 through April 19, 2020 while Ms. Elder was hospitalized with COVID-19.
(8)	Mr. Fish’s Compensation Actually Paid is representative of his departure from the Company effective April 1, 2020.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

Compensation Actually Paid, Cumulative TSR and Cumulative TSR of the Peer Group

As demonstrated by the following graph, the amount of compensation actually paid to Ms. Elder and the average amount of compensation actually paid to the Company’s NEOs as a group (excluding Ms. Elder) (in each case, as computed in accordance with Item 402(v) of Regulation S-K) is aligned with the Company’s cumulative TSR over the three years presented. The alignment of compensation actually paid with the Company’s cumulative TSR over the period presented is because a significant portion of the compensation actually paid to Ms. Elder and to the other NEOs is comprised of equity awards. As described in more detail in the section “Executive Compensation – Elements of Executive Compensation,” the Company targets approximately 50% of the value of total compensation awarded to the NEOs to be comprised of performance-based equity awards, of which half of the value is based on three-year cumulative TSR of the Company relative to the TSRs of the Company’s peer group. Moreover, the significant swings in fair value of stock awards reflected in the tables above result from the high percentage of compensation that is paid through equity awards, the value of which reflects the Company’s stock price over any given measurement period, which further aligns the compensation actually received by our executives with the TSR to our stockholders.

As shown below the Company’s cumulative TSR over the three year period presented in the table was 23%, while the cumulative TSR of the peer group presented for this purpose was (25%) over the three years presented. The Company’s cumulative TSR outperformed the peer group during the years presented, primarily reflective of the Company’s significant increase in TSR as a result of the sale of five service areas in 2021.

(1)	The Company’s peer group consists of: Comcast Corporation, Charter Communications, Inc., Cable One, Inc., Altice USA, Inc. which is the same peer group used for the performance graph required under Item 201 of Regulation S-K.

Compensation Actually Paid vs. Net Income [Text Block]

Compensation Actually Paid, Net Income and Adjusted EBITDA

As demonstrated by the following graph, the amount of compensation actually paid to Ms. Elder and the average amount of compensation actually paid to the Company’s NEOs as a group (excluding Ms. Elder) is generally aligned with the Company’s net income. While the Company does not use net income as a performance measure in the overall executive compensation program, net income is directly correlated to Adjusted EBITDA, which the Company uses for setting goals in its short term incentive program and certain performance based awards within its long term incentive program that are awarded to the Company’s NEOs. As described above, Adjusted EBITDA is defined as net income (loss) before interest expense, income taxes, depreciation and amortization (including impairments), impairment losses on intangibles and goodwill, write-off of any asset, loss on early extinguishment of debt, integration and restructuring expenses and all non-cash charges and expenses (including stock compensation expense) and certain other income and expenses.

While the Company uses numerous financial and non-financial performance measures for the purpose of evaluating performance for the Company’s compensation programs, the Company has determined that Adjusted EBITDA is the financial performance measure that, in the Company’s assessment, represents the most important performance measure used by the Company to link compensation actually paid to the company’s NEOs, for the most recently completed fiscal year, to Company performance. For the year ended December 31, 2022, Adjusted EBITDA represented 70% of the Company’s STIP weighting, consistent with the methodology for 2020 and 2021. Additionally, the Company targets 50% of the value of total compensation awarded to the NEOs is to be comprised of performance-based equity awards, of which half of the value is based on three-year cumulative Adjusted EBITDA. For futher information regarding the Company’s most important Company-Selected Measure, refer to “Executive Compensation.”

Compensation Actually Paid vs. Company Selected Measure [Text Block]

Compensation Actually Paid, Net Income and Adjusted EBITDA

As demonstrated by the following graph, the amount of compensation actually paid to Ms. Elder and the average amount of compensation actually paid to the Company’s NEOs as a group (excluding Ms. Elder) is generally aligned with the Company’s net income. While the Company does not use net income as a performance measure in the overall executive compensation program, net income is directly correlated to Adjusted EBITDA, which the Company uses for setting goals in its short term incentive program and certain performance based awards within its long term incentive program that are awarded to the Company’s NEOs. As described above, Adjusted EBITDA is defined as net income (loss) before interest expense, income taxes, depreciation and amortization (including impairments), impairment losses on intangibles and goodwill, write-off of any asset, loss on early extinguishment of debt, integration and restructuring expenses and all non-cash charges and expenses (including stock compensation expense) and certain other income and expenses.

While the Company uses numerous financial and non-financial performance measures for the purpose of evaluating performance for the Company’s compensation programs, the Company has determined that Adjusted EBITDA is the financial performance measure that, in the Company’s assessment, represents the most important performance measure used by the Company to link compensation actually paid to the company’s NEOs, for the most recently completed fiscal year, to Company performance. For the year ended December 31, 2022, Adjusted EBITDA represented 70% of the Company’s STIP weighting, consistent with the methodology for 2020 and 2021. Additionally, the Company targets 50% of the value of total compensation awarded to the NEOs is to be comprised of performance-based equity awards, of which half of the value is based on three-year cumulative Adjusted EBITDA. For futher information regarding the Company’s most important Company-Selected Measure, refer to “Executive Compensation.”

Total Shareholder Return Vs Peer Group [Text Block]

Compensation Actually Paid, Cumulative TSR and Cumulative TSR of the Peer Group

As demonstrated by the following graph, the amount of compensation actually paid to Ms. Elder and the average amount of compensation actually paid to the Company’s NEOs as a group (excluding Ms. Elder) (in each case, as computed in accordance with Item 402(v) of Regulation S-K) is aligned with the Company’s cumulative TSR over the three years presented. The alignment of compensation actually paid with the Company’s cumulative TSR over the period presented is because a significant portion of the compensation actually paid to Ms. Elder and to the other NEOs is comprised of equity awards. As described in more detail in the section “Executive Compensation – Elements of Executive Compensation,” the Company targets approximately 50% of the value of total compensation awarded to the NEOs to be comprised of performance-based equity awards, of which half of the value is based on three-year cumulative TSR of the Company relative to the TSRs of the Company’s peer group. Moreover, the significant swings in fair value of stock awards reflected in the tables above result from the high percentage of compensation that is paid through equity awards, the value of which reflects the Company’s stock price over any given measurement period, which further aligns the compensation actually received by our executives with the TSR to our stockholders.

As shown below the Company’s cumulative TSR over the three year period presented in the table was 23%, while the cumulative TSR of the peer group presented for this purpose was (25%) over the three years presented. The Company’s cumulative TSR outperformed the peer group during the years presented, primarily reflective of the Company’s significant increase in TSR as a result of the sale of five service areas in 2021.

(1)	The Company’s peer group consists of: Comcast Corporation, Charter Communications, Inc., Cable One, Inc., Altice USA, Inc. which is the same peer group used for the performance graph required under Item 201 of Regulation S-K.

Tabular List [Table Text Block]

The most important financial performance measures used by the Company to link executive compensation actually paid to the Companys NEOs for the year ended December 31, 2022 to the Company’s performance are:

●	Adjusted EBITDA
●	Relative TSR (the Company’s TSR as compared to a peer group established by the Compensation Committee)
●	High Speed Data (“HSD”) Revenue
●	Adjusted Free Cash Flow

Total Shareholder Return Amount	$ 123	290	144
Peer Group Total Shareholder Return Amount	75	119	126
Net Income (Loss)	$ (2,500,000)	$ 770,500,000	$ 14,400,000
Company Selected Measure Amount	280,100,000	414,100,000	437,100,000
PEO Name	Ms. Elder
Additional 402(v) Disclosure [Text Block]

Analysis of the Information Presented in the Pay versus Performance Table

While the Company utilizes several performance measures to align executive compensation with Company performance, not all of those Company measures are presented in the Pay versus Performance table. Moreover, the Company generally seeks to incentivize long-term performance, and therefore does not specifically align the Company’s performance measures with compensation that is actually paid (as computed in accordance with Item 402(v) of Regulation S-K) for a particular year. In accordance with Item 402(v) of Regulation S-K, the Company is providing the following descriptions of the relationships between information presented in the Pay versus Performance table.

Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Non-GAAP Measure Description [Text Block]
(8)	Adjusted EBITDA is defined as net income (loss) before interest expense, income taxes, depreciation and amortization (including impairments), impairment losses on intangibles and goodwill, write-off of any asset, loss on early extinguishment of debt, integration and restructuring expenses and all non-cash charges and expenses (including stock compensation expense) and certain other income and expenses.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Relative TSR (the Company’s TSR as compared to a peer group established by the Compensation Committee)
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	High Speed Data (“HSD”) Revenue
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Free Cash Flow
Teresa Elder
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 5,197,351	$ 5,929,085	$ 5,735,827
PEO Actually Paid Compensation Amount	(10,547,856)	20,615,055	11,941,685
Teresa Elder | Summary Compensation Stock Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,454,318)	(3,318,809)	(3,904,889)
Teresa Elder | Reported Year Stock Awards Granted and Unvested
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,631,711	4,565,633	9,043,713
Teresa Elder | Change in Fair Value of Unvested Awards Granted Prior to Reported Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(12,553,954)	11,051,352	1,776,746
Teresa Elder | Change in Fair Value of Vested Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,368,646)	2,387,794	(709,712)
Bill Case
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			1,092,059
PEO Actually Paid Compensation Amount			1,909,137
Bill Case | Summary Compensation Stock Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(536,914)
Bill Case | Reported Year Stock Awards Granted and Unvested
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			1,243,492
Bill Case | Change in Fair Value of Unvested Awards Granted Prior to Reported Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			162,100
Bill Case | Change in Fair Value of Vested Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(51,600)
John Rego
Pay vs Performance Disclosure [Table]
Non-PEO NEO Average Total Compensation Amount	2,268,099	2,535,550	1,393,567
Non-PEO NEO Average Compensation Actually Paid Amount	(917,559)	5,075,134	2,410,543
John Rego | Summary Compensation Stock Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,494,635)	(1,422,342)	(992,494)
John Rego | Reported Year Stock Awards Granted and Unvested
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	706,018	1,956,692	2,009,470
John Rego | Change in Fair Value of Unvested Awards Granted Prior to Reported Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,194,147)	1,532,541
John Rego | Change in Fair Value of Vested Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(202,894)	472,693
Rich Fish
Pay vs Performance Disclosure [Table]
Non-PEO NEO Average Total Compensation Amount			601,237
Non-PEO NEO Average Compensation Actually Paid Amount			(212,684)
Rich Fish | Change in Fair Value of Vested Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(373,522)
Rich Fish | Fair Value of Awards that Failed to Meet Vesting Conditions
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(440,399)
Craig Martin
Pay vs Performance Disclosure [Table]
Non-PEO NEO Average Total Compensation Amount	1,302,171	1,581,368	1,421,766
Non-PEO NEO Average Compensation Actually Paid Amount	(1,974,024)	4,531,060	2,639,554
Craig Martin | Summary Compensation Stock Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(720,025)	(698,506)	(821,882)
Craig Martin | Reported Year Stock Awards Granted and Unvested
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	340,117	960,923	1,903,477
Craig Martin | Change in Fair Value of Unvested Awards Granted Prior to Reported Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,615,414)	2,281,189	324,841
Craig Martin | Change in Fair Value of Vested Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(280,873)	406,086	(188,648)
Don Schena
Pay vs Performance Disclosure [Table]
Non-PEO NEO Average Total Compensation Amount	1,319,113	1,363,809	1,402,211
Non-PEO NEO Average Compensation Actually Paid Amount	(1,882,294)	4,128,183	2,628,600
Don Schena | Summary Compensation Stock Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(725,551)	(690,464)	(812,396)
Don Schena | Reported Year Stock Awards Granted and Unvested
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	342,728	949,861	1,881,508
Don Schena | Change in Fair Value of Unvested Awards Granted Prior to Reported Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,585,223)	2,119,147	239,801
Don Schena | Change in Fair Value of Vested Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(233,361)	385,830	(82,524)
David Brunick
Pay vs Performance Disclosure [Table]
Non-PEO NEO Average Total Compensation Amount	1,185,334	1,275,626	1,364,019
Non-PEO NEO Average Compensation Actually Paid Amount	(1,896,004)	3,948,339	2,542,944
David Brunick | Summary Compensation Stock Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(665,721)	(645,813)	(790,269)
David Brunick | Reported Year Stock Awards Granted and Unvested
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	314,465	888,435	1,830,264
David Brunick | Change in Fair Value of Unvested Awards Granted Prior to Reported Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,496,196)	2,087,271	248,742
David Brunick | Change in Fair Value of Vested Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (233,886)	$ 342,820	$ (109,812)